Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of intangible assets

	(Unaudited) At 30 June 2022 Net book value	(Audited) At 31 December 2021 Net book value
	USD	USD
Trade name	900,968	10,000
Customer list (B2B relationships)	4,297,384	50,000
Developed technology	5,272,646	928,406

	10,470,998	988,406

Summary of the estimated useful lives of the assets	Amortization is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Years
Trade name	2
Customer list (B2B relationships)	8-11
Developed technology	5